497(e)
                                                                      333-142461

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

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)

--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


1. CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")


   PORTFOLIO NAME AND SUBADVISER CHANGE

   Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.


2. PORTFOLIOS OF THE TRUSTS

   The following information is added under "Portfolios of the Trusts" in "RIA features and benefits" in the Prospectus. See the Prospectus for more information.


   --------------------------------------------------------------------------------------------------------------------
    EQ Advisors Trust
    Portfolio Name         Share Class    Objective                           Sub-Adviser(s), as applicable
   --------------------------------------------------------------------------------------------------------------------
   EQ/EQUITY GROWTH PLUS   IB             Seeks to achieve long-term growth   o AXA Equitable
                                          of capital.
                                                                              o BlackRock Capital Management, Inc.

                                                                              o SSgA Funds Management, Inc.
   --------------------------------------------------------------------------------------------------------------------









 Retirement Investment Account(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).
                   Distributed by affiliate AXA Advisors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



RIA-09-02 (7/09)                                       Catalog No. 142534 (7/09)
RIA NB/IF (SAR)                                                           x02762